                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5824

                          DOMINI SOCIAL INDEX PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                     Date of Reporting Period: July 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.
A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Social Index Portfolio

Portfolio of Investments

July 31, 2004

Issuer	Shares	Value
Consumer Discretionary — 13.8%
American Greetings Corporation (a)	15,700	$366,124
AutoZone, Inc. (a)	23,331	1,801,153
Bandag, Inc.	2,400	107,160
Bassett Furniture Industries	3,000	57,300
Black & Decker Corp.	20,900	1,461,119
Bob Evans Farms, Inc.	9,300	247,566
Centex Corporation	33,800	1,433,796
Champion Enterprises, Inc. (a)	12,800	124,544
Charming Shoppes, Inc. (a)	29,400	215,796
Circuit City Stores, Inc.	55,400	781,140
Claire's Stores, Inc.	27,000	622,350
Comcast Corporation (a)	374,858	10,271,109
Cooper Tire and Rubber Company	18,800	440,860
Dana Corporation	39,500	761,955
Darden Restaurants, Inc.	44,200	942,786
Delphi Automotive Systems Corporation	152,500	1,450,275
Disney (Walt) Company (The)	562,800	12,995,052
Dollar General Corporation	89,051	1,718,684
Dow Jones & Company	17,400	737,412
eBay Inc. (a)	180,286	14,121,802
Emmis Communications Corporation (a)	15,200	299,744
Family Dollar Stores Inc.	47,000	1,309,420
Fleetwood Enterprises, Inc. (a)	9,300	124,992
Foot Locker, Inc.	39,200	882,000
Gaiam, Inc. (a)	2,200	12,980
Gap Inc.	246,787	5,602,065
Genuine Parts Company	47,600	1,795,948
Harley-Davidson, Inc.	81,600	4,885,392
Harman International Industries, Inc.	18,620	1,596,293
Hartmarx Corporation (a)	8,500	64,090
Home Depot, Inc. (The)	615,406	20,751,490
Horton (D.R.), Inc.	63,600	1,757,268
Interface, Inc. (a)	11,400	94,848
Johnson Controls, Inc.	52,700	2,974,915
KB Home	12,400	794,220
Lee Enterprises, Inc.	9,200	$428,260
Leggett & Platt, Incorporated	51,500	1,393,075
Limited Brands	130,338	2,664,109
Liz Claiborne, Inc.	30,000	1,085,700
Lowe's Companies, Inc.	214,900	10,469,928
Luby's, Inc. (a)	5,800	37,990
Mattel, Inc.	114,385	2,004,025
May Department Stores Company	80,800	2,143,624
Maytag Corporation	22,600	463,300
McDonald's Corporation	345,100	9,490,250
McGraw-Hill Companies	52,800	3,963,168
Media General, Inc.	6,800	406,368
Men's Wearhouse, Inc. (a)	10,600	280,794
Meredith Corporation	11,700	618,696
Modine Manufacturing Company	8,700	258,042
New York Times Company	41,800	1,738,880
Newell Rubbermaid, Inc.	77,178	1,667,045
Nordstrom, Inc.	38,700	1,698,930
Omnicom Group, Inc.	52,700	3,795,454
Oshkosh B'Gosh, Inc.	2,700	60,561
Penney (J.C.) Company, Inc.	75,900	3,036,000
Pep Boys — Manny, Moe & Jack	14,000	289,800
Phillips-Van Heusen Corporation	7,200	136,584
Pixar (a)	15,700	1,071,368
Pulte Homes, Inc.	35,000	1,912,050
Radio One, Inc. (a)	5,800	89,610
RadioShack Corporation	44,300	1,238,185
Reebok International Ltd.	15,800	538,148
Ruby Tuesday, Inc.	19,200	554,688
Russell Corporation	8,300	146,827
Scholastic Corporation (a)	9,700	266,847
Scripps (E.W.) Company (The)	17,600	1,802,592
Sears, Roebuck and Co.	58,800	2,156,784
Snap-On Incorporated	15,050	483,256
Spartan Motors, Inc.	3,100	37,200
Stanley Works	21,600	915,840

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2004

Issuer	Shares	Value
Consumer Discretionary (Continued)
Staples, Inc.	137,323	$3,965,888
Starbucks Corporation (a)	109,300	5,132,728
Stride Rite Corporation	10,800	112,320
Target Corporation	251,300	10,956,680
Timberland Company (The) (a)	7,500	435,300
Time Warner, Inc. (a)	1,204,500	20,054,925
TJX Companies, Inc.	135,200	3,173,144
Toys 'R' Us, Inc. (a)	60,520	996,159
Tribune Company	91,056	3,865,327
Tupperware Corporation	15,000	257,550
Univision Communications, Inc. (a)	71,000	2,056,870
Valassis Communications Inc. (a)	13,600	397,664
Value Line, Inc.	2,600	91,364
VF Corporation	30,400	1,520,304
Visteon Corporation	34,000	349,520
Washington Post Company	2,200	1,909,380
Wendy's International, Inc.	32,100	1,148,217
Whirlpool Corporation	18,500	1,155,141
		210,526,107
Consumer Staples — 12.5%
Alberto-Culver Company	24,450	1,139,859
Albertson's, Inc.	102,700	2,504,853
Avon Products, Inc.	131,000	5,634,310
Campbell Soup Company	114,100	2,919,819
Church & Dwight Co., Inc.	11,800	521,324
Clorox Company	58,500	2,911,545
Coca-Cola Company	668,900	29,337,954
Colgate-Palmolive Company	145,700	7,751,240
Costco Wholesale Corporation	126,330	5,136,578
CVS Corporation	108,900	4,559,643
Estée Lauder Companies, Inc. (The)	34,400	1,510,160
General Mills Incorporated	103,900	4,665,110
Gillette Company	275,138	10,724,879
Green Mountain Coffee, Inc. (a)	1,800	33,210
Hain Celestial Group, Inc. (The) (a)	8,700	143,811
Heinz (H.J.) Company	97,600	3,600,464
Hershey Foods Corporation	55,800	2,702,952
Kellogg Company	113,600	4,732,576
Kimberly-Clark Corporation	138,364	$8,864,981
Kroger Company (a)	200,800	3,172,640
Longs Drug Stores Corporation	9,900	207,900
McCormick & Company, Inc.	33,800	1,209,026
Nature's Sunshine Products, Inc.	4,200	62,496
PepsiAmericas, Inc.	39,000	732,030
PepsiCo, Inc.	468,670	23,433,500
Procter & Gamble Company	710,000	37,026,500
Safeway Inc. (a)	123,000	2,598,990
Smucker (J.M.) Company	14,405	602,273
SUPERVALU, Inc.	36,900	1,053,864
Sysco Corporation	174,900	6,025,305
Tootsie Roll Industries, Inc.	9,649	282,716
United Natural Foods, Inc. (a)	10,000	216,700
Walgreen Company	282,700	10,290,280
Whole Foods Market, Inc.	17,200	1,415,904
Wild Oats Markets, Inc. (a)	6,550	82,530
Wrigley (Wm.) Jr. Company	51,400	3,104,560
		190,912,482
Energy — 1.6%
Anadarko Petroleum Corporation	69,885	4,178,424
Apache Corporation	89,924	4,184,164
Cooper Cameron Corp. (a)	15,600	797,004
Devon Energy Corporation	65,772	4,570,496
EOG Resources, Inc.	31,200	1,982,760
Helmerich & Payne, Inc.	13,000	329,160
Kinder Morgan, Inc.	34,400	2,064,344
Noble Energy, Inc.	16,300	901,553
Pioneer Natural Resources Company	33,100	1,193,255
Rowan Companies, Inc. (a)	29,200	713,064
Sunoco, Inc.	21,100	1,438,387
Williams Companies, Inc.	140,900	1,711,935
		24,064,546
Financials — 23.2%
AFLAC, Inc.	141,300	5,601,132
Allied Capital Corporation	36,100	889,865
AMBAC Financial Group, Inc.	29,900	2,126,189
American Express Company	350,700	17,622,675

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2004

Issuer	Shares	Value
Financials (Continued)
American International Group, Inc.	716,576	$50,626,095
AmSouth Bancorporation	97,800	2,399,034
Aon Corporation	87,300	2,308,212
Capital One Financial Corporation	66,300	4,595,916
Cathay General Bancorp	6,495	435,230
Charter One Financial, Inc.	62,010	2,753,864
Chittenden Corporation	10,576	359,267
Chubb Corporation	52,100	3,583,438
Cincinnati Financial Corporation	43,274	1,725,767
Comerica Incorporated	47,100	2,753,937
Edwards (A.G.), Inc.	22,887	743,828
Fannie Mae	265,965	18,872,876
Fifth Third Bancorp	155,911	7,695,767
First Horizon National Corporation	34,400	1,491,240
FirstFed Financial Corp. (a)	4,500	203,895
Franklin Resources, Inc.	69,500	3,353,375
Freddie Mac	188,800	12,141,728
GATX Corporation	12,600	321,048
Golden West Financial	42,000	4,490,220
GreenPoint Financial Corporation	36,900	1,499,247
Hartford Financial Services Group (The)	80,300	5,227,530
Heartland Financial USA, Inc.	4,200	75,978
Janus Capital Group Inc.	68,026	902,025
Jefferson-Pilot Corporation	39,325	1,894,679
KeyCorp	113,400	3,422,412
Lincoln National Corporation	49,800	2,176,260
Marsh & McLennan Companies, Inc.	144,700	6,421,786
MBIA, Inc.	39,200	2,116,016
MBNA Corporation	352,575	8,705,077
Medallion Financial Corp.	4,300	30,401
Mellon Financial Corporation	115,600	3,176,688
Merrill Lynch & Co., Inc.	262,760	13,064,427
MGIC Investment Corporation	27,600	1,959,600
Moody's Corporation	41,300	2,812,530
Morgan (J.P.) Chase & Co.	978,712	36,535,319
National City Corporation	189,900	6,931,350
Northern Trust Corporation	61,200	2,455,956
PNC Financial Services Group	76,900	$3,891,140
Progressive Corporation (The)	59,800	4,581,876
Providian Financial Corporation (a)	82,200	1,137,648
Rouse Company	28,500	1,390,800
SAFECO Corporation	37,600	1,769,456
Schwab (Charles) Corporation	375,500	3,296,890
SLM Corporation	121,400	4,603,488
St. Paul Travelers Companies, Inc. (The)	183,564	6,804,718
State Street Corporation	92,400	3,955,644
SunTrust Banks, Inc.	77,700	5,124,315
Synovus Financial Corporation	84,250	2,145,848
U.S. Bancorp	519,921	14,713,764
UnumProvident Corporation	80,900	1,290,355
Wachovia Corporation	360,743	15,984,522
Washington Mutual, Inc.	239,104	9,277,235
Wells Fargo & Company	463,406	26,604,138
Wesco Financial Corporation	1,900	666,899
		353,740,615
Health Care — 12.8%
Allergan, Inc.	36,305	2,746,110
Amgen, Inc. (a)	349,000	19,851,120
Bard (C.R.), Inc.	28,400	1,567,680
Bausch & Lomb Incorporated	14,000	862,260
Baxter International, Inc.	168,100	5,054,767
Becton Dickinson and Company	70,100	3,310,823
Biogen Idec Inc. (a)	93,950	5,637,000
Biomet, Inc.	71,100	3,127,689
Boston Scientific Corporation (a)	230,900	8,834,234
CIGNA Corporation	39,300	2,436,993
Cross Country Healthcare, Inc. (a)	8,600	128,312
Forest Laboratories, Inc. (a)	101,200	5,089,348
Genzyme Corporation (a)	61,800	3,169,104
Guidant Corporation	85,838	4,748,558
Hillenbrand Industries, Inc.	17,000	965,430
Humana, Inc. (a)	42,900	776,919
IMS Health, Inc.	66,813	1,619,547
Invacare Corporation	7,700	312,235
Invitrogen Corporation (a)	14,500	760,960
Johnson & Johnson	815,470	45,071,027

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2004

Issuer	Shares	Value
Health Care (Continued)
King Pharmaceuticals Inc. (a)	66,200	$747,398
Manor Care, Inc.	24,700	771,875
McKesson HBOC, Inc.	81,320	2,616,064
MedImmune, Inc. (a)	69,800	1,608,192
Medtronic, Inc.	332,600	16,520,242
Merck & Co., Inc.	610,200	27,672,570
Millipore Corporation (a)	13,700	721,853
Mylan Laboratories, Inc.	75,475	1,118,540
St. Jude Medical, Inc. (a)	47,800	3,256,614
Stryker Corporation	110,500	5,268,640
Synovis Life Technologies, Inc. (a)	2,600	23,816
Thermo Electron Corporation (a)	43,800	1,126,536
UnitedHealth Group Incorporated	183,030	11,512,612
Waters Corporation (a)	33,400	1,465,592
Watson Pharmaceuticals (a)	29,200	736,132
Zimmer Holdings, Inc. (a)	66,900	5,105,139
		196,341,931
Industrials — 6.0%
3M Company	214,600	17,674,456
Alaska Air Group, Inc. (a)	6,900	143,727
American Power Conversion	53,600	809,360
AMR Corporation (a)	44,400	374,292
Apogee Enterprises, Inc.	7,400	77,848
Ault, Inc. (a)	1,200	3,612
Avery Dennison Corporation	30,100	1,823,157
Baldor Electric Company	8,800	201,344
Banta Corporation	6,550	260,101
Brady Corporation	5,500	248,600
Bright Horizons Family Solutions, Inc. (a)	3,200	162,400
CLARCOR, Inc.	6,450	283,800
Cooper Industries, Inc.	26,300	1,495,681
CPI Corporation	2,100	28,182
Cross (A.T.) Company (a)	3,800	19,798
Cummins, Inc.	12,100	840,103
Deere & Company	68,100	4,277,361
Delta Air Lines, Inc. (a)	32,000	166,080
Deluxe Corporation	13,100	577,055
DeVry, Inc. (a)	18,100	420,825
Donaldson Company, Inc.	22,600	601,838
Donnelley (R.R.) & Sons Company	67,200	$2,132,928
Emerson Electric Company	116,700	7,083,690
Fastenal Company	21,400	1,334,932
FedEx Corporation	82,200	6,730,536
Gerber Scientific, Inc. (a)	5,700	36,936
Graco, Inc.	18,552	584,017
Grainger (W.W.), Inc.	24,500	1,297,275
Granite Construction Incorporated	10,625	189,019
Harland (John H.) Company	7,600	215,156
Herman Miller, Inc.	19,300	517,240
HNI Corporation	15,200	614,840
Hubbell Incorporated	13,060	590,312
Ikon Office Solutions	38,800	460,556
Illinois Tool Works, Inc.	85,200	7,712,304
Ionics, Inc. (a)	6,200	167,648
JetBlue Airways Corporation (a)	27,300	650,013
Kadant Inc. (a)	3,700	74,370
Kansas City Southern Industries, Inc. (a)	15,700	229,534
Kelly Services, Inc.	8,475	229,927
Lawson Products, Inc.	2,500	92,800
Lincoln Electric Holdings, Inc.	11,000	374,110
Masco Corporation	121,100	3,662,064
Milacron, Inc. (a)	8,700	31,320
Nordson Corporation	10,500	439,635
Norfolk Southern Corporation	109,200	2,914,548
Pitney Bowes, Inc.	64,900	2,738,780
Robert Half International, Inc.	48,400	1,346,488
Ryder System, Inc.	18,000	772,200
Smith (A.O.) Corporation	5,200	149,344
Southwest Airlines Co.	219,162	3,171,274
SPX Corporation	20,830	852,989
Standard Register Company	6,000	65,760
Steelcase, Inc.	15,500	202,275
Tennant Company	2,300	84,985
Thomas & Betts Corporation (a)	15,100	397,130
Thomas Industries, Inc.	4,000	124,000
Toro Company	6,400	419,200
Trex Company, Inc. (a)	3,700	165,020

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2004

Issuer	Shares	Value
Industrials (Continued)
United Parcel Service, Inc.	157,933	$11,364,858
Yellow Roadway Corporation (a)	12,480	543,004
		91,252,637
Information Technology — 21.6%
3Com Corporation (a)	103,000	507,790
Adaptec, Inc. (a)	27,400	205,226
ADC Telecommunications, Inc. (a)	234,000	561,600
Advanced Micro Devices, Inc. (a)	98,300	1,227,767
Advent Software, Inc. (a)	8,500	134,810
Analog Devices, Inc.	103,000	4,089,100
Andrew Corporation (a)	43,800	475,230
Apple Computer, Inc. (a)	103,200	3,337,488
Applied Materials, Inc. (a)	465,200	7,894,444
Arrow Electronics, Inc. (a)	31,600	747,656
Autodesk, Inc.	32,000	1,286,400
Automatic Data Processing, Inc.	162,974	6,841,649
BMC Software, Inc. (a)	60,800	953,344
Borland Software Corporation (a)	21,100	174,497
CDW Corporation	23,400	1,504,620
Ceridian Corporation (a)	39,700	714,600
Cisco Systems, Inc. (a)	1,857,230	38,741,818
Coherent, Inc. (a)	7,700	202,626
Compuware Corporation (a)	109,800	542,412
Dell Inc. (a)	694,800	24,644,556
Dionex Corporation (a)	5,600	264,264
Electronic Arts Inc. (a)	82,700	4,145,751
Electronic Data Systems Corporation	133,700	2,470,776
EMC Corporation (a)	669,100	7,340,027
Entegris, Inc. (a)	19,000	169,100
Hewlett-Packard Company	837,310	16,871,797
Hutchinson Technology Incorporated (a)	6,500	144,755
Imation Corporation	9,100	301,665
Intel Corporation	1,776,700	43,315,946
Lexmark International Group, Inc. (a)	35,600	3,150,600
LSI Logic Corporation (a)	104,200	530,378
Lucent Technologies, Inc. (a)	1,178,092	3,593,181
Merix Corporation (a)	3,750	$38,475
Micron Technology, Inc. (a)	169,400	2,291,982
Microsoft Corporation	2,966,200	84,418,052
Molex Incorporated	27,646	800,628
National Semiconductor Corporation (a)	99,400	1,704,710
Novell, Inc. (a)	108,100	739,404
Novellus Systems, Inc. (a)	40,800	1,101,600
palmOne, Inc. (a)	13,904	559,219
Paychex, Inc.	104,600	3,212,266
PeopleSoft, Inc. (a)	98,600	1,776,772
Plantronics Inc. (a)	13,400	518,312
QRS Corporation (a)	4,100	27,757
Qualcomm, Inc.	222,300	15,356,484
Red Hat, Inc. (a)	47,200	808,064
Sapient Corporation (a)	32,800	229,272
Scientific-Atlanta, Inc.	42,900	1,319,175
Solectron Corporation (a)	262,000	1,441,000
Sun Microsystems, Inc. (a)	910,500	3,596,475
Symantec Corporation (a)	86,200	4,030,712
Tektronix, Inc.	22,600	687,040
Tellabs, Inc. (a)	114,100	1,016,631
Texas Instruments, Inc.	477,500	10,185,075
Xerox Corporation (a)	220,300	3,053,358
Xilinx, Inc.	95,600	2,813,507
Yahoo! Inc. (a)	369,460	11,379,367
		330,191,210
Materials — 1.6%
Air Products & Chemicals, Inc.	63,100	3,265,425
Airgas, Inc.	21,600	469,800
Bemis Company, Inc.	30,400	804,992
Cabot Corporation	17,900	681,632
Calgon Carbon Corporation	10,100	63,933
Caraustar Industries, Inc. (a)	7,200	100,440
Crown Holdings, Inc. (a)	48,900	495,846
Ecolab, Inc.	71,900	2,192,950
Engelhard Corporation	33,500	984,900
Fuller (H.B.) Company	7,300	195,129
IMCO Recycling, Inc. (a)	3,800	47,120
Lubrizol Corporation	13,300	460,579
MeadWestvaco Corp.	56,712	1,693,420
Minerals Technologies, Inc.	5,300	296,111
Nucor Corporation	21,250	1,777,563

Domini Social Index Portfolio / Portfolio of Investments (Continued)
July 31, 2004

Issuer	Shares	Value
Materials (Continued)
Praxair, Inc.	90,200	$3,558,390
Rock-Tenn Company	9,000	127,530
Rohm & Haas Company	60,587	2,375,010
Sealed Air Corporation (a)	23,000	1,091,120
Sigma-Aldrich Corporation	18,600	1,068,384
Sonoco Products Company	25,445	659,280
Valspar Corporation	13,400	656,600
Wausau-Mosinee Paper Corporation	15,700	243,978
Wellman, Inc.	8,200	57,728
Worthington Industries, Inc.	22,200	454,656
		23,822,516
Telecommunication Services — 5.8%
AT&T Corporation	219,216	3,310,162
AT&T Wireless Services, Inc. (a)	747,587	10,795,156
BellSouth Corporation	504,700	13,672,323
Citizens Communications Company (a)	77,367	1,114,085
SBC Communications, Inc.	909,228	23,039,837
Sprint Corp. — FON Group	368,800	6,889,184
Telephone and Data Systems, Inc.	14,500	1,100,550
Verizon Communications	760,722	29,318,226
		89,239,523
Utilities — 0.7%
AGL Resources, Inc.	16,600	490,530
Cascade Natural Gas Corporation	2,900	58,261
Cleco Corporation	12,200	$210,450
Energen Corporation	9,700	459,295
Equitable Resources, Inc.	16,300	835,864
IDACORP, Inc.	9,700	266,750
KeySpan Corporation	42,900	1,543,971
MGE Energy, Inc.	4,400	138,732
National Fuel Gas Company	21,800	556,772
NICOR, Inc.	11,400	377,454
NiSource, Inc.	73,647	1,524,493
Northwest Natural Gas Company	6,500	190,970
OGE Energy Corporation	22,900	569,981
Peoples Energy Corporation	10,900	425,100
Pepco Holdings, Inc.	47,500	855,000
Questar Corporation	23,100	946,638
Southern Union Company (a)	19,244	383,148
WGL Holdings	12,600	345,744
		10,179,153
Total Investments — 99.6%
(Cost $1,462,322,071)(b)		$1,520,270,720
Other Assets, less liabilities — 0.4%		6,642,951
Net Assets — 100.0%		$1,526,913,671

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $1,555,258,565, the aggregate gross unrealized appreciation is $215,610,984, and the aggregate gross unrealized depreciation is $250,598,829, resulting in net unrealized depreciation of $34,987,845.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2004

ASSETS:
Investments at value (Cost $1,462,322,071)	$1,520,270,720
Cash	7,963,233
Receivable for securities sold	8,110,892
Dividends receivable	2,209,215
Total assets	1,538,554,060
LIABILITIES:
Payable for securities purchased	11,249,863
Management fee payable (Note 2)	260,033
Other accrued expenses	130,493
Total liabilities	11,640,389
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,526,913,671

See Notes to Financial Statements

Domini Social Index Portfolio
Statement of Operations

Year Ended July 31, 2004

INVESTMENT INCOME
Dividends		$21,997,546
EXPENSES
Management fee (Note 2)	$2,951,753
Custody fees (Note 3)	254,250
Professional fees	150,922
Trustees fees	47,212
Miscellaneous	189,513
Total expenses	3,593,650
Fees paid indirectly (Note 3)	(52,887)
Net expenses		3,540,763

NET INVESTMENT INCOME		18,456,783
Net realized loss on investments
Proceeds from sales	$110,460,836
Cost of securities sold	(132,838,984)
Net realized loss on investments		(22,378,148)
Net changes in unrealized appreciation/(depreciation) of investments
Beginning of period	$(104,903,844)
End of period	57,948,649
Net change in unrealized appreciation		162,852,493
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$158,931,128

See Notes to Financial Statements

Domini Social Index Portfolio
Statement of Changes in Net Assets

	Year Ended July 31, 2004	Year Ended July 31, 2003
INCREASE IN NET ASSETS
From Operations:
Net investment income	$18,456,783	$15,767,885
Net realized loss on investments	(22,378,148)	(118,701,110)
Net change in unrealized appreciation of investments	162,852,493	242,621,915
Net Increase in Net Assets Resulting from Operations	158,931,128	139,688,690
Transactions in Investors' Beneficial Interest:
Additions	318,907,730	249,027,799
Reductions	(269,267,844)	(309,700,811)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	49,639,886	(60,673,012)
Total Increase in Net Assets	208,571,014	79,015,678
NET ASSETS:
Beginning of period	1,318,342,657	1,239,326,979
End of period	$1,526,913,671	$1,318,342,657

See Notes to Financial Statements

Domini Social Index Portfolio
Financial Highlights

	Year Ended July 31,
	2004		2003		2002		2001		2000
Net assets (in millions)	$1,527		$1,318		$1,239		$1,729		$1,974
Total return	12.01%		12.13%		(22.71)%		(17.28)%		8.94%
Ratio of net investment income to average net assets (annualized)	1.25%		1.32%		1.02%		0.78%		0.70%
Ratio of expenses to average net assets (annualized)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)
Portfolio turnover rate	8%		8%		13%		19%		9%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01% and 0.002% for the years ended July 31, 2003 and 2000, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% and 0.24% for the years ended July 31, 2003 and 2000, respectively.

(2)	Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.23%, 0.22%, 0.21%, and 0.21%, for the years ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements

July 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio’s significant accounting policies.

     (A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

      (B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
July 31, 2004

      (C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

      (D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

      (A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20&percnt; of the Portfolio's average daily net assets.

      (B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Indexs composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the year ended July 31, 2004, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $178,900,308 and $110,460,836, respectively. For the year ended July 31, 2004, custody fees of the Portfolio were reduced by $52,887, which was compensation for uninvested cash left on deposit with the custodian.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities of Domini Social Index Portfolio (the "Portfolio"), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Domini Social Index Portfolio as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 3, 2004

Trustees and Officers

The following table presents information about each Trustee and each Officer of the Domini Social Index Portfolio as of July 31, 2004. Asterisks indicate that those Trustees and Officers are ‘‘interested persons’’ (as defined in the Investment Company Act of 1940) of the Portfolio. Each Trustee and each Officer of the Portfolio noted as an interested person is interested by virtue of his or her position with Domini Social Investments LLC as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 536 Broadway, 7th Floor, New York, NY 10012. The Portfolio does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. No Trustee or Officer is a director of a public company or a registered investment company other than, with respect to the Trustees, the Domini Funds.

Interested Trustee and Officer

Name, Age, Position(s) Held with the Portfolio, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee

Amy L. Domini* (54) Chair, Trustee, and President since 1990	President and CEO (since 2002) and Manager (since 1997), Domini Social Investments LLC; Manager, DSIL Investment Services LLC (since 1998); Board Member, Progressive Government Institute (nonprofit education on executive branch of the federal government) (since 2003); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (since 2002); Trustee, New England Quarterly (periodical) (since 1998); Board Member, Social Investment Forum (trade organization) (1995-1999); Trustee, Episcopal Church Pension Fund (since 1994); CEO, Secretary, and Treasurer, KLD Research & Analytics, Inc. (social research provider) (1990-2000); Private Trustee, Loring, Wolcott & Coolidge Office (fiduciary) (since 1987).	4

Disinterested Trustees

Name, Age, Position(s) Held with the Portfolio, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee

Julia Elizabeth Harris (56) Trustee since 1999	Director and President, Alpha Global Solutions, LLC (agribusiness) (since 2004); Trustee, Fiduciary Trust Company (financial institution) (since 2001); Director and Treasurer, Boom Times, Inc. (membership organization) (1997-1999); Vice President, UNC Partners, Inc. (financial management) (since 1990).	4

Trustees and Officers

Disinterested Trustees (Continued)

Name, Age, Position(s) Held with the Portfolio, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee

Kirsten S. Moy (57) Trustee since 1999	Board Member, Community Reinvestment Fund (since 2003); Director, Economic Opportunities Program, The Aspen Institute (research and education) (since 2001); Group Leader, Financial Innovations Roundtable (research) (2000-2001); Member, Board of Overseers, Graduate Program in Community Development at Southern New Hampshire University (1999-2002); Consultant on Social Investments, Equitable Life/AXA (1998-2001); Project Director, Community Development Innovation and Infrastructure Initiative (research) (1998-2001).	4

William C. Osborn (60) Trustee since 1997	Manager, Massachusetts Green Energy Fund Management 1, LLC (venture capital) (since 2004); Manager, Commons Capital Management LLC (venture capital) (since 2000); Special Partner/Consultant, Arete Corporation (venture capital) (1999-2004); Director, World Power Technologies, Inc. (power equipment production) (since 1999); Director, Investors’ Circle (socially responsible investor network) (since 1999); Principal/Manager, Venture Investment Management Company LLC (venture capital) (1996-1999).	4

Karen Paul (59) Trustee since 1997	Visiting Professor, Escuela Graduado Administración Dirección Empresas, Instituto Tecnológico y de Estudios Superiores de Monterrey (2004); Professor, Catholic University of Bolivia (2003); Fulbright Fellow, U.S. Department of State (2003); Partner, Trinity Industrial Technology (1997-2002); Executive Director, Center for Management in the Americas (1997-2002); Professor of Management and International Business, Florida International University (since 1990).	4

Gregory A. Ratliff (44) Trustee since 1999	Community Investment Consultant (self-employment) (since 2002); Senior Fellow, The Aspen Institute (research and education) (2002); Director, Economic Opportunity, John D. and Catherine T. MacArthur Foundation (1997-2002).	4

John L. Shields (51) Trustee since 2004	Advisory Board Member, Vestmark, Inc. (software company) (since 2003); Managing Principal, Shields Smith & Webber LLC (management consulting firm) (since 2002); President and CEO, Citizens Advisers, Inc. (1998-2002); President and CEO, Citizens Securities, Inc. (1998-2002); President and Trustee, Citizens Funds (1998-2002).	4

Trustees and Officers

Disinterested Trustees (Continued)

Name, Age, Position(s) Held with the Portfolio, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee

Frederick C. Williamson, Sr. (88) Trustee since 1990	President’s Advisory Board, Salve Regina University, Newport, R.I. (since 1999); Board Member, Preserve Rhode Island (nonprofit preservation) (since 1999); Board of Directors, Grow Smart Rhode Island (nonprofit state planning) (since 1998); Advisor, National Parks and Conservation Association (1997-2001); Chairman, Rhode Island Historical Preservation and Heritage Commission (state government) (since 1995); Treasurer and Trustee, RIGHA Foundation (charitable foundation supporting healthcare needs) (since 1994); Trustee, National Park Trust (nonprofit land acquisition) (since 1983); Trustee, Rhode Island Black Heritage Society (nonprofit education) (since 1974); State Historic Preservation Officer (state government) (since 1969).	4

Officers

Name, Age, Position(s) Held with the Portfolio, and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Portfolios in the Domini Family of Funds Overseen by Trustee

Elizabeth L. Belanger* (32) Secretary since 2004	Chief Compliance Officer (since 2004) and Director of Compliance (since 2003), Domini Social Investments LLC; Associate, Bingham McCutchen LLP (law firm) (1997-2003).	N/A

Adam M. Kanzer* (38) Chief Legal Officer since 2003	General Counsel and Director of Shareholder Advocacy, Domini Social Investments LLC (since 1998).	N/A

Carole M. Laible* (40) Treasurer since 1997	Chief Operating Officer (since 2002) and Financial/Compliance Officer (1997-2003), Domini Social Investments LLC; President and CEO (since 2002), Chief Compliance Officer (since 2001), Chief Financial Officer, Secretary, and Treasurer (since 1998), DSIL Investment Services LLC.	N/A

Steven D. Lydenberg* (58) Vice President since 1990	Chief Investment Officer (since 2003) and Member (since 1997), Domini Social Investments LLC; Director (1990-2003) and Director of Research (1990-2001), KLD Research & Analytics, Inc. (social research provider).	N/A

The Portfolio’s Registration Statement includes additional information about the Trustees and is available without charge, upon request, by calling the following toll-free number: 1-800-217-0017.

Proxy Voting Information

The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule
Information

The Domini Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds' Forms N-Q will be available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q will also be available to be viewed at www.domini.com.

 ITEM 2.   CODE OF ETHICS.

(a) As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer.

(c) Not applicable.

(d) Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

John L. Shields, a member of the Audit Committee, has been determined by the
Board of Trustees of the registrant in its reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an "independent"
member of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees
     ----------

For the fiscal years ended July 31, 2004, and July 31, 2003, the aggregate audit fees billed to the registrant by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund                                     2004                           2003
----                                     ----                           ----

Domini Social Index Portfolio            $26,000                        $25,000

(b)  Audit-Related Fees
     ------------------

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant's financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2004, and
July 31, 2003.

There were no audit-related fees billed by KPMG for the fiscal years ended July
31, 2004, and July 31, 2003, that were required to be approved by the registrant's Audit Committee for services rendered on behalf of Domini Social
Investments LLC and entities controlling, controlled by, or under common control with Domini Social Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant ("Service
Providers").

(c)  Tax Fees
     --------

In each of the fiscal years ended July 31, 2004, and July 31, 2003, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund                                     2004                            2003
----                                     ----                            ----

Domini Social Index Portfolio            $5,750                          $10,550

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2004, and July 31, 2003, that were required to be approved by the registrant's Audit
Committee for services rendered on behalf of the registrant's Service Providers.

(d)  All Other Fees
     --------------

There were no other fees billed by KPMG for the fiscal years ended July 31,
2004, and July 31, 2003, for other non-audit services rendered to the registrant.

There were no other fees billed by KPMG for the fiscal years ended July 31,
2004, and July 31, 2003, that were required to be approved by the registrant's
Audit Committee for other non-audit services rendered on behalf of the registrant's Service Providers.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by KPMG relating to the operations or financial reporting of the registrant and all non-audit services provided by KPMG to the registrant's
Service Providers if the engagement relates directly to the operations and financial reporting of the registrant. Prior to the commencement of any audit or non-audit services, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) According to KPMG for the fiscal year ended July 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of KPMG is as follows:

Fund                                     2004
----                                     ----

Domini Social Index Portfolio            0%

(g) There were no non-audit fees billed by KPMG, the registrant's accountant, for services rendered to the registrant's Service Providers for the last two fiscal years of the registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2004, were $5,750, and for the fiscal year ended July 31, 2003, were $10,550.

(h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the registrant has adopted procedures by which shareholders may submit recommendations for nominees to the registrant's Board.
The shareholder must submit any such recommendation in writing to the registrant, to the attention of the Secretary, at the address of the principal executive offices of the registrant. A shareholder recommendation must include:
(i) certain identifying information regarding the nominee; (ii) the written and signed consent of the candidate proposed as a nominee; (iii) the name of the recommending shareholder; (iv) the number of shares owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the
Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment
Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By: /s/ Amy L. Domini
    --------------------------------------------------------
     Amy L. Domini
     President

Date: October 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
   ------------------------------------------------------
     Amy L. Domini
     President (Principal Executive Officer)

Date: October 6, 2004

By: /s/ Carole M. Laible
   ----------------------------------------------------
     Carole M. Laible
     Treasurer (Principal Financial Officer)

Date: October 6, 2004